Thornburg Limited TermIncome Funds

Annual Report
September 30, 2001

Thornburg Limited Term Income Funds
All data as of 9/30/01

Fund Facts

Thornburg Limited Term Income Fund
                                    A Shares    C Shares
SEC Yield                             4.39%      4.07%
NAV                                  $12.55     $12.53
Max. Offering Price                  $12.74     $12.53

Total returns

(Annual Average - After Subtracting Maximum Sales Charge)

One Year                              10.37%     11.61%
Five Year                              6.37%      6.28%
Since Inception                        6.39%      6.57%
Inception Date                     (10.1.1992) (9.1.1994)
Fund Facts

Thornburg Limited Term U.S. Government Fund*
                                    A Shares    C Shares
SEC Yield                             4.57%      4.21%
NAV                                  $12.77     $12.85
Max. Offering Price                  $12.96     $12.85

Total returns

(Annual Average - After Subtracting Maximum Sales Charge)

One Year                             10.37%    11.60%
Five Year                             6.34%     6.26%
Ten Year                              6.17%      N/A
Since Inception                       6.95%     6.25%
Inception Date                   (11.16.1987) (9.1.1994)

*Shares are not guaranteed by the U.S. Government.
The investment return and principal value of an investment in the funds will fluctuate so that, when redeemed, an investor's shares may be worth more or less than their original cost. Maximum sales charge of the Funds' Class A Shares is 1.50%.
The data quoted represent past performance and may not be construed as a guarantee of future results.

Thornburg Limited Term Income Fund
                       I Shares
SEC Yield               4.77%
NAV                    $12.54
Max. Offering Price    $12.54

Total returns

(Annual Average)

One Year                11.87%
Five Years               7.07%
Since Inception          7.34%
Inception Date         (7.5.1996)

Fund Facts

Thornburg Limited Term U.S. Government Fund*
                        I Shares
SEC Yield                5.03%
NAV                     $12.78
Max. Offering Price     $12.78

Total returns

(Annual Average)

One Year                12.45%
Five Years               7.06%
Since Inception          7.22%
Inception Date         (7.5.1996)

Shares are not guaranteed by the U.S. Government.
The investment return and principal value of an investment in the funds will fluctuate so that, when redeemed, an investor's shares may be worth more or less than their original cost. The data quoted represent past performance and may not be construed as a guarantee of future results.



Letter to shareholders

September 30, 2001

November 2, 2001

Dear Fellow Shareholder,

I am pleased to present the Annual Report for the Thornburg Limited Term Income Fund and the Thornburg Limited Term U.S. Government Fund for the year ended September 30, 2001. The net asset value of an "A" share of the Thornburg Limited Term Income Fund ended the period at $12.55. If you were invested for the entire period, you received dividends of 73.2 cents per share. If you reinvested your dividends, you received 75.2 cents per share. Investors who owned "C" shares received 68.1 and 69.8 cents per share, respectively. The net asset value of an "A" share of the Thornburg Limited Term U.S. Government Fund ended the period at $12.77. If you were invested for the entire period, you received dividends of
66.9 cents per share. If you reinvested your dividends, you received 68.6 cents per share. Investors who owned "C" shares received 61.9 and 63.4 cents per share, respectively. Please read the accompanying exhibits for more detailed information and history.

The financial markets are starting to return to a more normal footing since the tragic events of September 11th. Immediately afterward, a flight to quality and liquidity commenced. Short treasury notes and bills dropped to their lowest yields in almost 40 years as investors sought protection from a volatile world in the safest haven they could find. The steepest yield curve in a decade was joined by high spreads for corporate bonds. Initially, all corporate bond spreads were effected. The higher quality, more liquid issues were the first to come back, but most investment grade issues have now come back from their low prices and high spreads. There has been no rally in junk (non-investment grade) bond issues.

Short-term yields have not been this low in almost 40 years. The steep yield curve should remain in place for some time yet, as the aftershocks to the US consumer and economy are assessed. The Federal Reserve Board should remain in a very accommodative mode over the next few months until consumer sentiment grows dramatically. The Fed's job is to provide liquidity (which they are doing). The money supply growth over the last year has been substantial. The President has also outlined measures before Congress to stimulate the economy. These should help to jumpstart the economy and the consumer, eventually.

Now is a good time for a diversified, laddered portfolio of quality investment grade bonds. Good quality bonds should always be in your portfolio, but now is the time to make sure you also have ample diversification in your portfolio. Whole industries have been shaken by current events, with no industry left untouched. Defaults on the riskier junk credits shall rise through the next year, but a well-diversified portfolio of investment grade credits should be able to weather the storm.

Regardless of the direction of interest rates, we believe your funds are well positioned. The Thornburg Limited Term Income Fund and the Thornburg Limited Term U.S. Government Fund are laddered portfolios of short-to-intermediate bonds. We do not speculate on the direction of interest rates. We keep the portfolios laddered over a time period ranging from one day to approximately ten years, with the average maturity of the portfolios always no more than five years. Some of the bonds are always coming close to maturity, but never too many at one time. We feel a laddered maturity portfolio of short-to-intermediate bonds is a sensible strategy over time. Intermediate bonds have proven to be a sensible part of a portfolio. They can provide stability to the underlying principal, they can provide income for the portfolio, and, over the years, they have provided an attractive return versus money market instruments. Turn to the back of this report to take a look at the charts, which show the return on an investment in the Thornburg Limited Term Income Fund and the Thornburg Limited Term U.S. Government Fund versus the Money Market Funds average.

Thank you for investing in our funds. We feel the Thornburg Limited Term U.S. Government Fund and the Thornburg Limited Term Income Fund are appropriate investments for investors who want a short-to-intermediate bond portfolio. While future performance cannot be guaranteed, we feel that we are well positioned, and we will maintain a steady course.




Steven J. Bohlin
Managing Director

Statements of assets and liabilities

Thornburg Investment Trust          September 30, 2001

                                                                       Limited Term U.S.   Limited Term
                                                                        Government Fund    Income Fund

ASSETS
Investments at value (cost $114,083,757 and $89,254,657, respectively) $    120,161,006   $ 93,157,837
Cash ...................................................................        666,829        605,509
Receivable for investments sold ........................................              0        127,430
Principal receivable ...................................................         84,711          4,131
Receivable for fund shares sold ........................................        924,307        728,897
Interest receivable ....................................................      1,086,071      1,552,631
Prepaid expenses and other assets ......................................         22,728         23,136
         Total Assets ..................................................    122,945,652     96,199,571

LIABILITIES
Payable for securities purchased .......................................   $    649,902   $    220,927
Payable for fund shares redeemed .......................................         45,156         20,282
Accounts payable and accrued expenses ..................................         51,154        250,802
Payable to investment adviser (Note 3) .................................         47,424         37,323
Dividends payable ......................................................        108,091        116,856
         Total Liabilities .............................................        901,727        646,190

NET ASSETS .............................................................   $122,043,925   $ 95,553,381

NET ASSET VALUE: .......................................................
Class A Shares:
Net asset value and redemption price per share ($105,347,677 and $56,035,937 applicable to 8,249,588 and 4,465,077 shares of
 beneficial interest outstanding - Note 4) .............................   $      12.77   $      12.55

Maximum sales charge, 1.50% of offering
 price (1.52% of net asset value per share)  ...........................           0.19           0.19
Maximum Offering Price Per Share .......................................   $      12.96   $      12.74

Class C Shares:
Net asset value and offering price per share * ($12,704,376 and
$15,219,220 applicable to 988,749 and 1,214,715 shares of beneficial
interest outstanding - Note 4) .........................................   $      12.85   $      12.53

Class I Shares:
Net asset value, offering and redemption price per share ($3,991,872 and
$24,298,224 applicable to 312,654 and 1,935,947 shares of beneficial
interest outstanding - Note 4) .........................................   $      12.77   $      12.55

* Redemption price per share is equal to net asset value less any applicable contingent deferred sales charges. See notes to financial statements.


Statements of operations

Thornburg Investment Trust          Year Ended September 30, 2001

                                                            Limited Term U.S.     Limited Term
                                                            Government Fund       Income Fund
INVESTMENT INCOME:
Interest income (net of premium amortized
 of $267,139 and $86,677, respectively) ...................   $  6,452,254    $  4,510,887

EXPENSES:
Investment advisory fees (Note 3) .........................        379,800         325,449
Administration fees (Note 3) ..............................
         Class A Shares                                            112,172          49,073
         Class C Shares ...................................          9,556          11,325
         Class I Shares ...................................          1,949           8,386
Distribution and service fees (Note 3) ....................
         Class A Shares                                            220,106          89,889
         Class C Shares ...................................         76,449          90,602
Transfer agent fees (Note 3) ..............................
         Class A Shares                                             88,525          42,148
         Class C Shares ...................................         20,483          21,199
         Class I Shares ...................................         17,195          19,148
Registration and filing fees (Note3) ......................
         Class A Shares                                              9,424           9,175
         Class C Shares ...................................          7,671           7,797
         Class I Shares ...................................          8,209           8,526
Custodian fees ............................................         79,678          66,393
Professional fees .........................................          9,891           6,055
Accounting fees ...........................................          8,313           5,834
Trustee fees ..............................................          2,431           1,488
Interest ..................................................          8,890           4,110
Other expenses ............................................         29,787          32,736
                  Total Expenses ..........................      1,090,529         799,333
Less:
         Expenses reimbursed by investment adviser (Note 3)        (30,771)       (115,687)
         Fees waived (Note 3) .............................        (38,224)        (45,301)
         Expenses paid indirectly (Note 3) ................         (8,773)         (5,553)
                  Net Expenses ............................      1,012,761         632,792
                  Net Investment Income ...................      5,439,493       3,878,095

REALIZED AND UNREALIZED GAIN (LOSS) (Note 5) ............
 Net Realized gain (loss) on: ..
         Investments                                               (11,401)        244,695
         Foreign currency transactions ....................              0              59
                                                                   (11,401)        244,754
Net change in unrealized appreciation (depreciation) on:
         Investments ......................................      6,201,349       3,399,384
         Foreign currency translation .....................              0            (169)
                                                                 6,201,349       3,399,215
                  Net Realized and Unrealized
Gain (Loss) on Investments ................................      6,189,948       3,643,969

                  Net Increase in Net Assets Resulting
From Operations ...........................................   $ 11,629,441    $  7,522,064

See notes to financial statements.

Statements of changes in net assets

Thornburg Limited Term U.S. Government Fund

                                                            Year Ended         Year Ended
                                                        September 30, 2001  September 30, 2000

INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS:
Net investment income .................................   $   5,439,493    $   6,169,247
Net realized gain (loss) on investments ...............         (11,401)      (1,178,166)
Increase (decrease) in unrealized appreciation ........       6,201,349          521,298

                  Net Increase in Net Assets
                  Resulting from Operations ...........      11,629,441        5,512,379

DIVIDENDS TO SHAREHOLDERS: .....................
From net investment income
         Class A Shares ...............................      (4,840,545)      (5,574,680)
         Class C Shares ...............................        (373,221)        (319,215)
         Class I Shares ...............................        (225,727)        (275,352)


FUND SHARE TRANSACTIONS (Note 4): .....................
         Class A Shares                                      12,233,809      (25,042,195)
         Class C Shares ...............................       7,138,955       (2,362,598)
         Class I Shares ...............................         (52,153)      (1,749,026)

                  Net Increase (Decrease) in Net Assets      25,510,559      (29,810,687)

NET ASSETS: ...........................................
         Beginning of year                                   96,533,366      126,344,053

         End of year ..................................   $ 122,043,925    $  96,533,366

See notes to financial statements .....................

Statements of changes in net assets

Thornburg Limited Term Income Fund

                                                                   Year Ended         Year Ended
                                                              September 30, 2001  September 30, 2000

INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS:
Net investment income ..........................................   $  3,878,095    $  3,323,299
Net realized gain (loss) on investments ........................        244,754      (1,137,087)
Increase in unrealized appreciation ............................      3,399,215         842,198

                  Net Increase in Net Assets
                  Resulting from Operations ....................      7,522,064       3,028,410

DIVIDENDS TO SHAREHOLDERS: .....................................
From net investment income
         Class A Shares ........................................     (2,331,877)     (2,163,144)
         Class C Shares ........................................       (500,316)       (428,600)
         Class I Shares ........................................     (1,045,902)       (731,255)

FUND SHARE TRANSACTIONS (Note 4): ..............................
         Class A Shares                                              22,367,180      (9,280,093)
         Class C Shares ........................................      7,428,604        (224,076)
         Class I Shares ........................................     11,227,285       2,180,207

                  Net Increase (Decrease) in Net Assets ........     44,667,038      (7,618,551)

NET ASSETS: ....................................................
         Beginning of year                                           50,886,343      58,504,894

         End of year (includes distributions in excess of net
         investment income of $84,553 and $84,579, respectively)   $ 95,553,381    $ 50,886,343


See notes to financial statements.

Notes to financial statements

Thornburg Investment Trust

September 30, 2001

NOTE 1 - ORGANIZATION
Thornburg Limited Term U.S. Government Fund (the "Government Fund") and Thornburg Limited Term Income Fund (the "Income Fund"), hereafter referred to collectively as the "Funds", are diversified series of Thornburg Investment Trust (the "Trust"). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. The Trust is currently issuing seven series of shares of beneficial interest in addition to those of the Funds: Thornburg Florida Intermediate Municipal Fund, Thornburg New York Intermediate Municipal Fund, Thornburg New Mexico Intermediate Municipal Fund, Thornburg Intermediate Municipal Fund, Thornburg Value Fund, Thornburg Global Value Fund and Thornburg Core Growth Fund. Each series is considered to be a separate entity for financial reporting and tax purposes. The Funds' objectives are to obtain as high a level of current income as is consistent with the preservation of capital.
The Funds currently offer three classes of shares of beneficial interest, Class A, Class C and Institutional Class (Class I) shares. Each class of shares of a Fund represents an interest in the same portfolio of investments of the Fund, except that (i) Class A shares are sold subject to a front-end sales charge collected at the time the shares are purchased and bear a service fee, (ii) Class C shares are sold at net asset value without a sales charge at the time of purchase, but are subject to a contingent deferred sales charge upon redemption within one year, and bear both the service fee and a distribution fee, (iii) Class I shares are sold at net asset value without a sales charge at the time of purchase, and (iv) the respective classes have different reinvestment privileges. Additionally, each Fund may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Currently, class specific expenses of the Funds are limited to service and distribution fees, administrative fees and certain registration and transfer agent expenses.
NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES Significant accounting policies of the Fund are as follows:
Valuation of Investments: In determining net asset value, the Funds utilize an independent pricing service approved by the Trustees. Debt investment securities have a primary market over the counter and are valued on the basis of valuations furnished by the pricing service. The pricing service values portfolio securities at quoted bid prices, normally at 4:00 pm EST or the yield equivalents when quotations are not readily available. Securities for which quotations are not readily available are valued at fair value as determined by the pricing service using methods which include consideration of yields or prices of obligations of comparable quality, type of issue, coupon, maturity, and rating; indications as to value from dealers and general market conditions. The valuation procedures used by the pricing service and the portfolio valuations received by the Funds are reviewed by the officers of the Trust under the general supervision of the Trustees. Short-term instruments having a maturity of 60 days or less are valued at amortized cost, which approximate market value.
Federal Income Taxes: It is the policy of the Funds to comply with the provisions of the Internal Revenue code applicable to "regulated investment companies" and to distribute all of their taxable income, including any net realized gain on investments to its shareholders. Therefore no provision for Federal income taxes is required. Unutilized tax basis capital losses may be carried forward to offset realized gains in future years. To the extent such carryforwards are used, capital gains distributions may be reduced to the extent provided by regulations. When-Issued and Delayed Delivery Transactions: The Funds may engage in when-issued or delayed delivery transactions. To the extent the Funds engage in such transactions, they will do so for the purpose of acquiring portfolio securities consistent with their investment objectives and not for the purpose of investment leverage or to speculate on interest rate changes. At the time a Fund makes a commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the value in determining the Fund's net asset value. When effecting such transactions, assets of the Funds of an amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Funds' records at the trade date. Securities purchased on a when-issued or delayed delivery basis do not earn interest until the settlement date. Dividends: Net investment income of the Funds is declared daily as a dividend on shares for which the Funds have received payment. Dividends are paid monthly and are reinvested in additional shares of the Funds at net asset value per share at the close of business on the dividend payment date, or at the shareholder's option, paid in cash. Net capital gains, to the extent available, will be distributed at least annually. General:
Securities transactions are accounted for on a trade date basis. Interest income is accrued as earned. Premiums and discounts on securities purchased are amortized over the life of the respective securities. Realized gains and losses from the sale of securities are recorded on an identified cost basis. The Funds invest in various mortgage backed securities. Such securities pay interest and a portion of principal each month which is then available for investment in securities at prevailing prices. Net investment income, other than class specific expenses, and realized and unrealized gains and losses, are allocated daily to each class of shares based upon the relative net asset value of outstanding shares (or the value of the dividend-eligible shares, as appropriate) of each class of shares at the beginning of the day (after adjusting for the current share activity of the respective class). Expenses common to all Funds are allocated among the Funds comprising the Trust based upon their relative net asset values or other appropriate allocation methods. Foreign Currency Transactions: With respect to the Income Fund, portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of portfolio securities and interest denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.
The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amount of interest recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid.
Use of Estimates: The preparation of financial statements, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
NOTE 3- INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Pursuant to an investment advisory agreement, Thornburg Investment Management, Inc. (the "Adviser") serves as the investment adviser and performs services to the Funds for which the fees are payable at the end of each month. For the year ended September 30, 2001, these fees were payable at annual rates ranging from 3/8 of 1% to 11/40 of 1% of the average daily net assets of the Government Fund and 1/2 of 1% to 11/40 of 1% of the average daily net assets of the Income Fund depending on each Fund's asset size. The Funds also have an Administrative Services Agreement with the Adviser, whereby the Adviser will perform certain administrative services for the shareholders of each class of each Fund's shares, and for which fees will be payable at an annual rate of up to 1/8 of 1% of the average daily net assets attributable to Class A and Class C shares, and up to 1/20 of 1% of the average daily net assets attributable to Class I shares. For the year ended September 30, 2001, the Adviser voluntarily reimbursed certain class specific expenses of $ 0 and $63,336 for Class A shares, $7,216 and $19,517 for Class C shares, and $23,555 and $32,834 for Class I shares of the Government Fund and Income Fund, respectively.
The Funds have underwriting agreements with Thornburg Securities Corporation (the "Distributor"), which acts as the Distributor of the Funds' shares. For the year ended September 30, 2001, the Distributor has advised the Funds that they earned net commissions aggregating $590 and $2,129 from the sales of Class A shares of the Government and Income Fund, respectively, and collected contingent deferred sales charges aggregating $299 and $144 from redemptions of Class C shares of the Government Fund and Income Fund, respectively. Pursuant to a Service Plan under Rule 12b-1 of the Investment Company Act of 1940, each Fund may reimburse to the Adviser an amount not to exceed 1/4 of 1% annum of its average net assets attributable to the Class A and Class C shares of the Funds for payments made by the Adviser to securities dealers and other financial institutions to obtain various shareholder related services. The Adviser may pay out of its own resources additional expenses for distribution of each Fund's shares.
The Funds have also adopted Distribution Plans pursuant to Rule 12b-1, applicable only to each Fund's Class C shares under which the Funds compensate the Distributor for services in promoting the sale of Class C shares of the Funds at an annual rate of up to 3/4 of 1% of the average daily net assets attributable to Class C shares. Total fees incurred by each class of shares of the Funds under their respective Service and Distribution Plans for the year ended September 30, 2001 are set forth in the statement of operations. Distribution fees of $38,224 and $45,301 for Class C shares of the Government Fund and Income Fund, were waived.
Included in the statement of operations under the caption custodian fees are expense offsets of $8,773 and $5,553 for the Government Fund and Income Fund, respectively arising from credits on cash balances maintained on deposit. Certain officers and trustees of the Trust are also officers and/or directors of the Adviser and Distributor. The compensation of unaffiliated trustees is borne by the Trust.

Notes to financial statements . . . continued

Thornburg Investment Trust

Note  4- Shares of Beneficial Interest
At September 30, 2001 there were an unlimited number of shares of beneficial interest authorized, and capital paid in aggregated $123,829,015 and $93,697,958 for the Government Fund and Income Fund, respectively. Transactions in shares of beneficial interest were as follows:

Government Fund

                                            Year Ended                              Year Ended
                                         September 30, 2001                    September 30, 2000

Class A Shares                          Share         Amount                    Share         Amount
Shares sold ....................      3,462,215    $ 43,097,047                  852,938    $ 10,167,674
Shares issued to shareholders in
     reinvestment of dividends .        272,919       3,382,574                  327,157       3,888,919
Shares repurchased .............     (2,766,797)    (34,245,812)              (3,289,725)    (39,098,788)

Net Increase (Decrease) ........        968,337    $ 12,233,809               (2,109,630)   $(25,042,195)

Class C Shares
Shares sold ....................        663,591    $  8,342,934                   72,231    $    862,807
Shares issued to shareholders in
     reinvestment of dividends .         24,643         308,091                   21,921         261,900
Shares repurchased .............       (120,986)     (1,512,070)                (292,951)     (3,487,305)

Net Increase (Decrease) ........        567,248    $  7,138,955                 (198,799)   $ (2,362,598)

Class I Shares
Shares sold ....................        106,387    $  1,323,732                   38,291    $    455,521
Shares issued to shareholders in
     reinvestment of dividends .         16,533         204,801                   21,760         258,556
Shares repurchased .............       (127,740)     (1,580,686)                (208,404)     (2,463,103)

Net Decrease ...................         (4,820)   $    (52,153)                (148,353)   $ (1,749,026)

Notes to financial statements . . . continued

Thornburg Investment Trust

Note  4- Shares of Beneficial Interest . . . continued

Income Fund

                                            Year Ended                       Year Ended
                                        September 30, 2001               September 30, 2000

Class A Shares                          Share         Amount             Share      Amount

Shares sold ....................      2,730,471    $ 33,468,246         400,931    $  4,721,690
Shares issued to shareholders in
     reinvestment of dividends .        123,370       1,510,486         118,550       1,394,917
Shares repurchased .............     (1,038,743)    (12,611,552)     (1,309,702)    (15,396,700)

Net Increase (Decrease) ........      1,815,098    $ 22,367,180        (790,221)   $ (9,280,093)

Class C Shares
Shares sold ....................        709,009    $  8,730,430         119,130    $  1,401,747
Shares issued to shareholders in
     reinvestment of dividends .         32,157         392,897          28,291         332,471
Shares repurchased .............       (139,019)     (1,694,723)       (167,088)     (1,958,294)

Net Increase (Decrease) ........        602,147    $  7,428,604      (19,667) $        (224,076)

Class I Shares
Shares sold ....................      1,039,294    $ 12,687,299         384,932    $  4,537,152
Shares issued to shareholders in
     reinvestment of dividends .         66,885         819,280          46,903         551,946
Shares repurchased .............       (186,922)     (2,279,294)       (247,361)     (2,908,891)

Net Increase ...................        919,257    $ 11,227,285         184,474    $  2,180,207

Notes to financial statements . . . continued

Note 5 - Securities Transactions
For the year ended September 30, 2001, portfolio purchase and sale transactions (excluding short-term securities) were $46,253,545 and $15,567,648 for the Government Fund and $51,375,246 and $13,077,919 for the Income Fund, respectively.
The cost of investments is the same for financial reporting and Federal income tax purposes for the Government Fund and Income Fund, respectively. At September 30, 2001, gross unrealized appreciation and depreciation of investments, based on cost for Federal income taxes were as follows:

                                 Government Fund    Income Fund
Gross unrealized appreciation       $6,078,533       $4,237,067
Gross unrealized depreciation            1,284          333,887
Net unrealized appreciation         $6,077,249       $3,903,180


Accumulated net realized losses from securities transactions included in net assets at September 30, 2001 aggregated $7,862,339 and $1,962,458 for the Government Fund and Income Fund, respectively. At September 30, 2001, the Government Fund had tax basis capital losses which may be carried over to offset future capital gains. Such losses expire as follows:
         Capital loss carryovers expiring in:
2003     $4,647,000
2004      2,026,000
2008         17,000
2009      1,161,000
         $7,851,000

At September 30, 2001, the Income Fund had tax basis capital losses which may be carried over to offset future capital gains. Such losses expire as follows:
         Capital loss carryovers expiring in:
2003     $  588,000
2004        226,000
2008        498,000
2009        650,000
         $1,962,000

At September 30, 2001, the Government Fund had deferred capital losses occurring subsequent to October 31, 2000 of $11,401. For tax purposes such losses will be reflected in the year ending September 30, 2002.

Thornburg Limited Term Income Funds
Financial highlights

Thornburg Limited Term U.S. Government Fund

                                                                           Year Ended September 30,
                                                             2001      2000         1999         1998          1997
Class A Shares:
Per Share Performance
(for a share outstanding throughout the year)

Net asset value, beginning of year ...................   $   12.03  $   12.06  $     12.66  $     12.31     $     12.24
Income from investment operations:
         Net investment income .......................        0.67       0.68         0.66         0.69            0.75
         Net realized and unrealized
               gain (loss) on investments ............        0.74      (0.03)       (0.60)        0.35            0.07

Total from investment operations .....................        1.41       0.65         0.06         1.04            0.82
Less dividends from:
         Net investment income .......................       (0.67)     (0.68)       (0.66)       (0.69)          (0.75)

Change in net asset value ............................        0.74      (0.03)       (0.60)        0.35            0.07

Net asset value, end of year .........................   $   12.77  $   12.03  $     12.06  $     12.66     $     12.31

Total return (a) .....................................       12.02%      5.58%        0.48%        8.75%          6.86%

Ratios/Supplemental Data Ratios to average net assets:
         Net investment income .......................        5.39%      5.69%        5.33%        5.61%          6.09%
         Expenses, after expense reductions ..........        0.99%      0.98%        0.95%        0.97%          0.97%
         Expenses, before expense reductions .........        0.99%      0.99%        0.95%        0.97%          0.97%

Portfolio turnover rate ..............................       15.23%     19.66%       19.39%       29.77%         41.10%
Net assets
at end of year (000) .................................   $  105,348 $   87,616  $   113,215  $   129,312  $     133,711

(a) Sales loads are not reflected in computing total return.
Financial highlights . . . continue

Thornburg Limited Term U.S. Government Fund

                                                                                 Year Ended September 30,
                                                                 2001          2000        1999          1998          1997
Class C Shares:
Per Share Performance
(for a share outstanding throughout the year)

Net asset value, beginning of year ...................   $       12.10  $      12.12  $      12.71  $      12.37  $      12.29

Income from investment operations:
    Net investment income ............................            0.62          0.63          0.60          0.64          0.70
    Net realized and unrealized
      gain (loss) in investments .....................            0.75         (0.02)        (0.59)         0.34          0.08

Total from investment operations .....................            1.37          0.61          0.01          0.98          0.78
Less dividends from:
    Net investment income ............................           (0.62)        (0.63)        (0.60)        (0.64)        (0.70)

Change in net asset value ............................            0.75         (0.02)        (0.59)         0.34          0.08

Net asset value, end of year .........................   $       12.85  $      12.10  $      12.12  $      12.71  $      12.37

Total return (a) .....................................           11.60%         5.23%         0.13%         8.19%         6.49%

Ratios/Supplemental Data Ratios to average net assets:
    Net investment income ............................            4.89%         5.26%         4.88%         5.16%         5.65%
    Expenses, after expense reductions ...............            1.41%         1.40%         1.40%         1.40%         1.40%
    Expenses, before expense reductions ..............            2.01%         2.11%         1.98%         2.20%         2.24%

Portfolio turnover rate ..............................           15.23%        19.66%        19.39%        29.77%        41.10%
Net assets
at end of year (000) ...............................   $        12,704  $      5,098  $      7,516  $      6,445  $      4,299

(a)  Sales loads are not reflected in computing total return.

Financial highlights . . . continued

Thornburg Limited Term U.S. Government Fund

                                                                                Year Ended September 30,
                                                                2001         2000        1999          1998          1997

Class I Shares:
Per Share Performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ...................   $      12.03  $      12.05  $      12.65  $      12.31  $      12.24

Income from investment operations:
    Net investment income ............................           0.72          0.72          0.70          0.74          0.79
    Net realized and unrealized
      gain (loss) on investments .....................           0.74         (0.02)        (0.60)         0.34          0.07

Total from investment operations .....................           1.46          0.70          0.10          1.08          0.86
Less dividends from:
    Net investment income ............................          (0.72)        (0.72)        (0.70)        (0.74)        (0.79)

Change in net asset value ............................           0.74         (0.02)        (0.60)         0.34          0.07

Net asset value, end of year .........................   $      12.77  $      12.03  $      12.05  $      12.65  $      12.31

Total return .........................................          12.45%         6.07%         0.82%         9.06%         7.26%

Ratios/Supplemental Data Ratios to average net assets:
    Net investment income ............................           5.79%         6.06%         5.69%         6.01%         6.35%
    Expenses, after expense reductions ...............           0.61%         0.60%         0.60%         0.60%         0.60%
    Expenses, before expense reductions ..............           1.21%         1.08%         1.06%         1.18%         6.57%

Portfolio turnover rate ..............................          15.23%        19.66%        19.39%        29.77%        41.10%
Net assets
at end of year (000) ...............................$           3,992  $      3,819   $     5,612   $     2,250  $      5,263

Financial highlights . . . continued

Thornburg Limited Term Income Fund

                                                                                 Year Ended September 30,
                                                                 2001        2000         1999        1998        1997
Class A Shares:
Per Share Performance
(for a share outstanding throughout the year)

Net asset value, beginning of year ...................   $       11.89  $    11.93  $    12.50  $    12.37  $    12.23

Income from investment operations:
    Net investment income ............................            0.73        0.73        0.69        0.72        0.76
    Net realized and unrealized
      gain (loss) on investments .....................            0.66       (0.04)      (0.57)       0.13        0.14

Total from investment operations .....................            1.39        0.69        0.12        0.85        0.90
Less dividends from:
    Net investment income ............................           (0.73)      (0.73)      (0.64)      (0.72)      (0.76)
    Return of capital ................................             --          --        (0.05)        --          --

Change in net asset value ............................            0.66       (0.04)      (0.57)       0.13        0.14

Net asset value, end of year .........................   $       12.55  $    11.89  $    11.93  $    12.50  $    12.37

Total return (a) .....................................           12.05%       6.05%       1.02%       7.08%       7.56%

Ratios/Supplemental Data Ratios to average net assets:
    Net investment income ............................            5.94%       6.21%       5.68%       5.81%       6.16%
    Expenses, after expense reductions ...............            1.00%       0.99%       0.99%       1.00%       1.00%
    Expenses, before expense reductions ..............            1.16%       1.21%       1.19%       1.22%       1.27%

Portfolio turnover rate ..............................           20.54%      59.46%      48.50%      41.01%      13.87%
Net assets
at end of year (000) ...............................      $      56,036  $   31,520  $   41,050 $    35,866  $   31,281

(a)  Sales loads are not reflected in computing total return.

Financial highlights . . . continued

Thornburg Limited Term Income Fund

                                                                                 Year Ended September 30,
                                                                 2001          2000          1999         1998         1997
Class C Shares:
Per Share Performance
(for a share outstanding throughout the year)

Net asset value, beginning of year ...................   $       11.87  $      11.91  $      12.47  $      12.34  $      12.20

Income from investment operations:
    Net investment income ............................            0.68          0.68          0.64          0.66          0.71
    Net realized and unrealized
      gain (loss) in investments .....................            0.66         (0.04)        (0.56)         0.13          0.14

Total from investment operations .....................            1.34          0.64          0.08          0.79          0.85
Less dividends from:
    Net investment income ............................           (0.68)        (0.68)        (0.59)        (0.66)        (0.71)
    Return of capital ................................             --            --          (0.05)          --            --

Change in net asset value ............................            0.66         (0.04)        (0.56)         0.13          0.14

Net asset value, end of year .........................   $       12.53  $      11.87  $      11.91  $      12.47  $      12.34

Total return (a) .....................................           11.61%         5.62%         0.68%         6.65%         7.13%

Ratios/Supplemental Data Ratios to average net assets:
    Net investment income ............................            5.52%         5.81%         5.28%         5.40%         5.76%
    Expenses, after expense reductions ...............            1.41%         1.40%         1.40%         1.40%         1.40%
    Expenses, before expense reductions ..............            2.13%         2.26%         2.22%         2.30%         2.44%

Portfolio turnover rate ..............................           20.54%        59.46%        48.50%        41.10%        13.87%
Net assets
at end of year (000) ...............................    $        15,219  $      7,272  $      7,528  $      7,147  $      5,382

(a) Sales loads are not reflected in computing total return.

Financial highlights . . . continued

Thornburg Limited Term Income Fund


                                                                                    Year Ended September 30,
                                                                 2001           2000          1999          1998         1997
Class I Shares:
Per Share Performance
(for a share outstanding throughout the year)

Net asset value, beginning of year ...................   $       11.90  $       11.93  $      12.50  $      12.36  $       12.23

Income from investment operations:
    Net investment income ............................            0.77           0.77          0.73          0.75          0.80
    Net realized and unrealized
      gain on investments ............................            0.65          (0.03)        (0.57)         0.14          0.13

Total from investment operations .....................            1.42           0.74          0.16          0.89          0.93
Less dividends from:
    Net investment income ............................           (0.77)         (0.77)        (0.68)        (0.75)        (0.80)
    Return of capital ................................             --             --          (0.05)          --            --

Change in net asset value ............................            0.65          (0.03)        (0.57)         0.14          0.13

Net asset value, end of year .........................   $       12.55  $       11.90  $      11.93  $      12.50  $      12.36

Total return .........................................           12.29%          6.46%         1.32%         7.49%         7.80%

Ratios/Supplemental Data Ratios to average net assets:
    Net investment income ............................            6.24%          6.54%         5.99%         6.10%         6.44%
    Expenses, after expense reductions ...............            0.70%          0.69%         0.69%         0.69%         0.69%
    Expenses, before expense reductions ..............            0.89%          1.00%         1.01%         1.19%         1.98%

Portfolio turnover rate ..............................           20.54%         59.46%        48.50%        41.01%        13.87%
Net assets
at end of year (000) ...............................   $         24,298  $      12,094  $     9,928   $     7,768  $      4,495



Schedule of Investments

Thornburg Limited Term U.S. Government Fund September 30, 2001
CUSIPS: Class A - 885-215-103, Class C - 885-215-830, Class I - 885-215-699
NASDAQ Symbols: Class A - LTUSX, Class C - LTUCX (Proposed), Class I - LTUIX (Proposed)

                          U.S. Government Agencies (59.10%)
900,000                   Federal Agricultural Mortgage Corporation Preassign 00017, 5.86% due           $957,654
                          3/3/2006
200,000                   Federal Farm Credit Bank Consolidated MTNS, 5.35% due 12/11/2008               204,156
300,000                   Federal Farm Credit Bank Consolidated MTNS, 5.80% due 3/19/2009                311,109
200,000                   Federal Farm Credit Banks Medium Term Note, 8.80% due 1/31/2002                204,156
265,000                   Federal Home Loan Bank Board, 6.55% due 3/7/2005                               287,710
100,000                   Federal Home Loan Bank Board, 6.345% due 11/1/2005                             107,984
225,000                   Federal Home Loan Bank Board, 5.24% due 12/7/2005                              233,789
1,000,000                 Federal Home Loan Bank Board, 6.37% due 9/26/2007                              1,094,060
475,000                   Federal Home Loan Bank Board, 6.075% due 1/2/2008                              504,388
1,100,000                 Federal Home Loan Bank Board, 5.98% due 6/18/2008                              1,166,682
570,000                   Federal Home Loan Bank Board, 5.015% due 10/8/2008                             570,445
1,465,000                 Federal Home Loan Bank Board, 5.67% due 2/26/2009                              1,520,626
3,000,000                 Federal Home Loan Bank Board, 5.70% due 3/3/2009                               3,143,430
202,113                   Federal Home Loan Mortgage Corporation, Pool# 141016, 9.25% due 11/1/2016      217,175
85,651                    Federal Home Loan Mortgage Corporation, Pool# 160043, 8.75% due 4/1/2008       90,860
132,941                   Federal Home Loan Mortgage Corporation, Pool# 181730, 8.50% due 5/1/2008       140,520
34,579                    Federal Home Loan Mortgage Corporation, Pool# 200075, 9.00% due 9/1/2004       36,306
1,686                     Federal Home Loan Mortgage Corporation, Pool# 213924, 9.00% due 10/1/2001      1,707
31,952                    Federal Home Loan Mortgage Corporation, Pool# 216502, 8.00% due 4/1/2002       32,384
72,331                    Federal Home Loan Mortgage Corporation, Pool# 252986, 10.75% due 4/1/2010      80,923
88,386                    Federal Home Loan Mortgage Corporation, Pool# 256764, 8.75% due 10/1/2014      93,762
98,908                    Federal Home Loan Mortgage Corporation, Pool# 260486, 9.00% due 1/1/2010       105,132
534,378                   Federal Home Loan Mortgage Corporation, Pool# 273822, 8.50% due 4/1/2009       564,843
226,622                   Federal Home Loan Mortgage Corporation, Pool# 291880, 8.25% due 5/1/2017       240,489
74,412                    Federal Home Loan Mortgage Corporation, Pool# 294817, 9.75% due 1/1/2017       81,830
31,577                    Federal Home Loan Mortgage Corporation, Pool# 298107, 10.25% due 8/1/2017      35,540
149,808                   Federal Home Loan Mortgage Corporation, Pool# 770297, 7.125% (adjustable       150,159
                          rate) due 6/1/2018
354,527                   Federal Home Loan Mortgage Corporation, Pool# C90041, 6.50% due 11/1/2013      363,493
134,315                   Federal Home Loan Mortgage Corporation, Pool# D06907, 9.00% due 4/1/2017       143,561
72,687                    Federal Home Loan Mortgage Corporation, Pool# D06908, 9.50% due 9/1/2017       78,120
676,263                   Federal Home Loan Mortgage Corporation, Pool# D37120, 7.00% due 7/1/2023       704,159
379,857                   Federal Home Loan Mortgage Corporation, Pool# E00107, 8.00% due 7/1/2007       396,046
254,616                   Federal Home Loan Mortgage Corporation, Pool# E49074, 6.50% due 7/1/2008       264,401
384,866                   Federal Home Loan Mortgage Corporation, Pool# E61778, 6.50% due 4/1/2008       399,656
136,681                   Federal Home Loan Mortgage Corporation, Pool# E65962, 7.00% due 5/1/2008       141,178
741,394                   Federal Home Loan Mortgage Corporation, Pool# M80406, 7.00% due 1/1/2003       751,922
1,000,000                 Federal Home Loan Mortgage Corporation CMO Series 1464 Class G, 7.25% due      1,055,930
                          12/15/2021
227,960                   Federal Home Loan Mortgage Corporation CMO Series 1586 Class FA, 4.21%         226,677
                          (adjustable rate) due 8/15/2007
642,000                   Federal National Mortgage Association, 6.10% due 3/18/2011                     662,063
366,313                   Federal National Mortgage Association, Pool# 008307, 8.00% due 5/1/2008        384,888
66,452                    Federal National Mortgage Association, Pool# 019535, 10.25% due 7/1/2008       72,098
394,941                   Federal National Mortgage Association, Pool# 033356, 9.25% due 8/1/2016        426,288
95,602                    Federal National Mortgage Association, Pool# 040526, 9.25% due 1/1/2017        103,608
417,703                   Federal National Mortgage Association, Pool# 044003, 8.00% due 6/1/2017        442,908
313,062                   Federal National Mortgage Association, Pool# 050811, 7.50% due 12/1/2012       324,326
46,264                    Federal National Mortgage Association, Pool# 058816, 9.25% due 12/1/2002       47,389
37,541                    Federal National Mortgage Association, Pool# 063791, 8.25% due 7/1/2002        38,125
138,366                   Federal National Mortgage Association, Pool# 064011, 9.25% due 7/1/2003        143,612
173,393                   Federal National Mortgage Association, Pool# 076388, 9.25% due 9/1/2018        188,279
76,728                    Federal National Mortgage Association, Pool# 077725, 9.75% due 10/1/2018       82,671
1,039,235                 Federal National Mortgage Association, Pool# 100286, 7.50% due 8/1/2009        1,083,078
110,062                   Federal National Mortgage Association, Pool# 112067, 9.50% due 10/1/2016       119,294
452,598                   Federal National Mortgage Association, Pool# 156156, 8.50% due 4/1/2021        484,493
345,706                   Federal National Mortgage Association, Pool# 190555, 7.00% due 1/1/2014        359,642
296,032                   Federal National Mortgage Association, Pool# 190703, 7.00% due 3/1/2009        309,904
663,483                   Federal National Mortgage Association, Pool# 190836, 7.00% due 6/1/2009        694,573
489,860                   Federal National Mortgage Association, Pool# 250387, 7.00% due 11/1/2010       511,899
434,319                   Federal National Mortgage Association, Pool# 250481, 6.50% due 11/1/2015       444,360
332,618                   Federal National Mortgage Association, Pool# 251258, 7.00% due 9/1/2007        346,330
716,902                   Federal National Mortgage Association, Pool# 251759, 6.00% due 5/1/2013        732,358
1,469,876                 Federal National Mortgage Association, Pool# 252648, 6.50% due 5/1/2022        1,497,892
793,616                   Federal National Mortgage Association, Pool# 252787, 7.00% due 8/1/2006        818,027
571,223                   Federal National Mortgage Association, Pool# 303383, 7.00% due 12/1/2009       598,350
443,359                   Federal National Mortgage Association, Pool# 312663, 7.50% due 6/1/2010        465,797
932,920                   Federal National Mortgage Association, Pool# 323706, 7.00% due 2/1/2009        977,225
610,644                   Federal National Mortgage Association, Pool# 334996, 7.00% due 2/1/2011        638,117
1,277,180                 Federal National Mortgage Association, Pool# 342947, 7.25% due 4/1/2024        1,331,856
227,532                   Federal National Mortgage Association, Pool# 345775, 8.50% due 12/1/2024       244,010
338,396                   Federal National Mortgage Association, Pool# 373942, 6.50% due 12/1/2008       351,082
1,923,259                 Federal National Mortgage Association, Pool# 380488, 6.10% due 7/1/2008        2,009,386
2,896,877                 Federal National Mortgage Association, Pool# 380633, 6.18% due 9/1/2008        3,036,928
1,790,566                 Federal National Mortgage Association, Pool# 381146, 6.04% due 1/1/2009        1,861,583
272,014                   Federal National Mortgage Association, Pool# 382321, 7.60% due 4/1/2010        281,534
917,424                   Federal National Mortgage Association, Pool# 382450, 7.86% due 6/1/2010        1,043,570
1,369,426                 Federal National Mortgage Association, Pool# 382616, 7.40% due 8/1/2010        1,524,349
1,092,085                 Federal National Mortgage Association, Pool# 382709, 7.40% due 8/1/2008        1,197,537
596,558                   Federal National Mortgage Association, Pool# 382712, 7.15% due 6/1/2004        637,947
348,234                   Federal National Mortgage Association, Pool# 382926, 7.615% due 12/1/2010      388,065
3,612,570                 Federal National Mortgage Association, Pool# 383363, 6.235% due 3/1/2011       3,766,104
1,848,902                 Federal National Mortgage Association, Pool# 383849, 6.871% due 8/1/2011       1,973,703
1,080,000                 Federal National Mortgage Association, Pool# 384193, 6.17% due 9/1/2011        1,119,150
185,522                   Federal National Mortgage Association, Pool# 400569, 6.00% due 4/1/2009        189,374
756,376                   Federal National Mortgage Association, Pool# 406384, 8.25% due 12/1/2024       806,130
391,000                   Federal National Mortgage Association Benchmark Note, 5.125% due 2/13/2004     406,151
50,375                    Federal National Mortgage Association CMO Series 1992-135 Class J, 7.50% due   51,367
                          2/25/2021
1,150,000                 Federal National Mortgage Association CMO Series 1992-145 Class L, 7.50% due   1,160,063
                          1/25/2006
850,000                   Federal National Mortgage Association CMO Series 1992-22 Class HC, 7.00% due   902,853
                          3/25/2007
750,000                   Federal National Mortgage Association CMO Series 1993-101 Class PJ, 7.00%      806,250
                          due 6/25/2008
1,000,000                 Federal National Mortgage Association CMO Series 1993-112 Class EC, 7.00%      1,065,930
                          due 1/25/2011
978,000                   Federal National Mortgage Association CMO Series 1993-32 Class H, 6.00% due    995,721
                          3/25/2023
1,500,000                 Federal National Mortgage Association CMO Series 1993-35 Class G, 6.50% due    1,579,215
                          11/25/2006
474,046                   Federal National Mortgage Association CMO Series 1994-36 Class UA, 7.00% due   487,969
                          8/25/2023
406,311                   Government National Mortgage Association, Pool# 000623, 8.00% due 9/20/2016    428,239
384,266                   Government National Mortgage Association, Pool# 016944, 7.50% due 5/15/2007    404,078
112,678                   Government National Mortgage Association, Pool# 296697, 9.50% due 10/15/2005   119,520
162,623                   Government National Mortgage Association, Pool# 306636, 8.25% due 12/15/2006   170,681
1,215,107                 Government National Mortgage Association, Pool# 313403, 6.80% due 5/20/2023    1,258,409
1,254,445                 Government National Mortgage Association, Pool# 357090, 6.80% due 4/20/2025    1,297,076
139,213                   Government National Mortgage Association, Pool# 362865, 8.00% due 7/15/2003    143,028
849,108                   Government National Mortgage Association, Pool# 369693, 7.00% due 1/15/2009    891,555
383,265                   Government National Mortgage Association, Pool# 409921, 7.50% due 8/15/2010    404,222
250,714                   Government National Mortgage Association, Pool# 410240, 7.00% due 12/15/2010   263,325
311,164                   Government National Mortgage Association, Pool# 410271, 7.50% due 8/15/2010    328,178
380,137                   Government National Mortgage Association, Pool# 410846, 7.00% due 12/15/2010   399,258
318,751                   Government National Mortgage Association, Pool# 430150, 7.25% due 12/15/2026   332,744
1,071,299                 Government National Mortgage Association, Pool# 447040, 7.75% due 5/15/2027    1,126,375
597,494                   Government National Mortgage Association, Pool# 453928, 7.00% due 7/15/2017    621,017
206,814                   Government National Mortgage Association, Pool# 780063, 7.00% due 9/15/2008    217,153
789,676                   Government National Mortgage Association, Pool# 780448, 6.50% due 8/15/2011    823,482
200,000                   Government National Mortgage Association Guaranteed, Remic Trust, 6.50% due    209,124
                          8/20/2022
2,000,000                 Private Export Funding Corporation Secured Note Series M, 5.34% due            2,083,654
                          3/15/2006
2,278,968                 United States Government General Services, 7.62% due 9/15/2010                 2,461,285

                          Total U.S. Government Agencies (Cost $68,918,171)                              72,900,786

3,000,000                 Federal Home Loan Bank Board, 5.985% due 4/9/2009                              3,178,947

                          Total DO NOT DISPLAY (Cost $2,972,188)                                         3,178,947

                          United States Treasury (35.70%)
3,000,000                 United States Treasury Notes, 7.50% due 11/15/2001                             3,017,820
600,000                   United States Treasury Notes, 6.25% due 2/15/2003                              628,872
3,500,000                 United States Treasury Notes, 3.875% due 7/31/2003                             3,566,185
1,500,000                 United States Treasury Notes, 5.75% due 8/15/2003                              1,579,455
7,750,000                 United States Treasury Notes, 7.25% due 5/15/2004                              8,543,135
3,700,000                 United States Treasury Notes, 7.25% due 8/15/2004                              4,100,044
1,900,000                 United States Treasury Notes, 6.50% due 5/15/2005                              2,086,732
2,000,000                 United States Treasury Notes, 7.00% due 7/15/2006                              2,264,380
3,000,000                 United States Treasury Notes, 6.125% due 8/15/2007                             3,303,750
2,700,000                 United States Treasury Notes, 6.00% due 8/15/2009                              2,967,894
1,000,000                 United States Treasury Notes, 5.75% due 8/15/2010                              1,082,970
7,139,650                 United States Treasury Notes, 3.50% due 1/15/2011                              7,342,701
3,500,000                 United States Treasury Notes, 5.00% due 2/15/2011                              3,597,335

                          Total United States Treasury (Cost $42,193,398)                                44,081,273

                          TOTAL INVESTMENTS  (97%) (Cost $114,083,757)                                   $ 120,161,006

                          See notes to financial statements.



Schedule of Investments

Thornburg Limited Term Income Fund September 30, 2001
CUSIPS:  Class A - 885-215-509, Class C - 885-215-764, Class I - 885-215-681
NASDAQ Symbols:  Class A - THIFX, Class C - THICX (Proposed), Class I - THIIX (Proposed)
U.S. TREASURY SECURITIES -
13.70%

500,000                         United States Treasury Notes, 6.375% due 8/15/2002                   Aaa/AAA             $516,720
100,000                         United States Treasury Notes, 6.25% due 2/15/2003                    Aaa/AAA             104,812
1,100,000                       United States Treasury Notes, 6.50% due 5/15/2005                    Aaa/AAA             1,208,108
4,500,000                       United States Treasury Notes, 4.625% due 5/15/2006                   Aaa/AAA             4,657,500
3,500,000                       United States Treasury Notes, 4.75% due 11/15/2008                   Aaa/AAA             3,579,310
2,500,000                       United States Treasury Notes, 5.75% due 8/15/2010                    Aaa/AAA             2,707,425
1,000,000                       United States Treasury Notes, 5.00% due 2/15/2011                    Aaa/AAA             1,027,810

                                Total U.S. Treasury Securities                                                           13,801,685

U. S. GOVERNMENT AGENCIES -
6.50%
490,000                         Export Funding Trust Series 1994 A Pass Through Certificate, 7.89%   Aaa/AAA             528,230
                                due 2/15/2005
200,000                         Federal Farm Credit Bank Consolidated, 5.96% due 6/16/2008           Aaa/AAA             211,844
100,000                         Federal Home Loan Bank Board, 5.38% due 11/24/2003                   Aaa/AAA             104,266
85,000                          Federal Home Loan Bank Board, 5.985% due 4/9/2009                    Aaa/AAA             89,170
75,000                          Federal Home Loan Bank Board Consolidated Bond, 5.365% due           Aaa/AAA             76,629
                                12/11/2008
50,000                          Federal Home Loan Banks Consolidated Bond, 6.00% due 8/25/2005       Aaa/AAA             53,328
75,000                          Federal Home Loan Banks Preassign 885, 5.785% due 4/14/2008          Aaa/AAA             78,609
200,000                         Federal Home Loan Mortgage Corp., 5.038% due 10/14/2008              Aaa/AAA             200,468
1,992                           Federal Home Loan Mortgage Corp., Pool# 214180, 9.75% due            Aaa/AAA             2,067
                                11/1/2001
71,371                          Federal Home Loan Mortgage Corp., Pool# 850082, 9.00% due            Aaa/AAA             74,416
                                10/1/2005
300,000                         Federal Home Loan Mortgage Corp. Consolidated Bond, 5.835% due       Aaa/AAA             315,891
                                7/15/2008
250,000                         Federal Home Loan Mortgage Corp. Consolidated Bond, 5.085% due       Aaa/AAA             251,210
                                10/7/2008
361,855                         Federal National Mortgage Association, Pool# 020155, 7.491% due      Aaa/AAA             363,917
                                8/1/2014
482,772                         Federal National Mortgage Association, Pool# 073780, 6.87% due       Aaa/AAA             504,348
                                11/1/2003
539,545                         Federal National Mortgage Association, Pool# 190534, 6.00% due       Aaa/AAA             555,392
                                12/1/2008
101,020                         Federal National Mortgage Association, Pool# 297033, 8.00% due       Aaa/AAA             105,975
                                12/1/2009
595,355                         Federal National Mortgage Association, Pool# 382398, 8.00% due       Aaa/AAA             622,518
                                5/1/2011
1,245,311                       Federal National Mortgage Association, Pool# 383398, 6.634% due      Aaa/AAA             1,320,575
                                4/1/2011
525,396                         Federal National Mortgage Association CMO Series G94-7 B, 7.50%      Aaa/AAA             550,515
                                due 5/17/2024
495,506                         Government National Mortgage Association, Pool# 003007, 8.50% due    Aaa/AAA             528,021
                                11/20/2015
45,276                          Government National Mortgage Association, Pool# 827148, 6.375% due   Aaa/AAA             45,686
                                2/20/2024

                                Total U. S. Government Agencies                                                          6,583,075

MORTGAGE BACKED SECURITIES -
0.20%
156,541                         GE Capital Mortgage Services Series 92-13 G2, 7.00% due 1/1/2008     Aaa/AAA             156,342

                                Total Mortgage Backed Securities                                                         156,342

ASSET BACKED SECURITIES -
0.70%
700,000                         Household Automotive Trust V, 7.34% due 11/17/2004                   Aaa/AAA             730,966

                                Total Asset Backed Securities                                                            730,966

CORPORATE BONDS - 46.20%
AIR TRAVEL
500,000                         Delta Air Lines Inc. EETC Series 2001 1 Class A, 5.869% due          Aa2/AAA             504,375
                                3/18/2011
711,557                         US Air Inc., 7.50% due 4/15/2008                                     NA/BBB+             646,557
70,000                          US Air Inc., 8.02% due 2/5/2019                                      Aaa/AAA             72,150

                                                                                                                         1,223,082
AUTOMOBILES
250,000                         Toyota Motor Corp, 6.25% due 7/22/2002                               Aa1/AAA             256,213

BANKS
400,000                         Capital One Bank Senior Notes, 6.70% due 5/15/2008                   Baa2/BBB-           378,664
700,000                         HSBC USA Inc., 8.375% due 2/15/2007                                  A2/A+               794,768
500,000                         Keycorp, 8.00% due 7/1/2004                                          A3/BBB+             544,603
1,000,000                       Mercantile Bancorp, 7.30% due 6/15/2007                              A2/A-               1,086,951
500,000                         Northern Trust Company Bank Medium Term Note, 6.25% due 6/2/2008     A1/A+               520,375
95,000                          PNC Funding Corp., 6.875% due 7/15/2007                              A3/BBB+             101,060
385,000                         US Bank Minnesota, 5.625% due 11/30/2005                             Aa3/A+              394,361
400,000                         US Bank Minnesota, 6.30% due 7/15/2008                               A1/A                412,804

                                                                                                                         4,233,586
CHEMICALS
500,000                         Chevron Phillips Chemical, 7.00% due 3/15/2011                       Baa1/BBB+           505,723
200,000                         Du Pont E I De Nemours & Co., 8.25% due 9/15/2006                    Aa3/AA-             231,126

                                                                                                                         736,849
COMPUTERS & BUSINESS EQUIPMENT
275,000                         Computer Associates International Inc., 6.25% due 4/15/2003          Baa1/BBB+           276,702
300,000                         Computer Sciences Corp., 6.25% due 3/15/2009                         A2/A                294,389
800,000                         Computer Sciences Corp., 7.375% due 6/15/2011                        A2/A                828,832
500,000                         International Business Machine, 4.875% due 10/1/2006                 A1/A+               500,371
900,000                         Oracle Corp., 6.72% due 2/15/2004                                    A3/A-               934,558
1,250,000                       Sun Microsystems Inc., 7.50% due 8/15/2006                           Baa1/BBB+           1,325,126

                                                                                                                         4,159,978
CONSUMER PRODUCTS
900,000                         Nike Inc., 5.50% due 8/15/2006                                       A2/A                912,551

ELECTRICAL EQUIPMENT
800,000                         Black & Decker Corp., 7.125% due 6/1/2011                            Baa2/BBB            830,378
320,000                         Emerson Electric Company, 7.125% due 8/15/2010                       Aa3/AA-             347,053
200,000                         Illinois Tool Works Inc., 5.75% due 3/1/2009                         Aa3/AA-             199,620

                                                                                                                         1,377,051
ENERGY
850,000                         Amerenenergy Generating Co., 7.75% due 11/1/2005                     A3/BBB+             910,695
150,000                         Ashland Inc., 7.83% due 8/15/2005                                    Baa2/BBB            160,974
700,000                         El Paso Corp., 7.00% due 5/15/2011                                   Baa2/BBB            703,240
350,000                         EOG Resources, Inc., 6.50% due 9/15/2004                             Baa1/BBB+           367,703
1,250,000                       Kinder Morgan Energy Partners, 8.00% due 3/15/2005                   Baa1/A-             1,369,427
200,000                         Louis Dreyfus Natural Gas Corp., 6.875% due 12/1/2007                Baa3/BBB            208,370
90,000                          Northwest Pipeline Corp., 6.625% due 12/1/2007                       Baa1/BBB            91,566
250,000                         Phillips Petroleum Co., 8.75% due 5/25/2010                          A3/BBB+             293,181
200,000                         Union Oil Company California Medium, 7.90% due 4/18/2008             Baa1/BBB+           221,803
750,000                         Yosemite Security Trust I, 8.25% due 11/15/2004                      Baa1/BBB+           792,367

                                                                                                                         5,119,326
FINANCIAL SERVICES
75,000                          Dun & Bradstreet Corp., 6.625% due 3/15/2006                         NR/BBB+             77,479
175,000                         General Electric Capital Corp., 7.27% due 11/27/2002                 Aaa/AAA             183,336
400,000                         General Electric Capital Corporation Medium Term Note, 7.375% due    Aaa/AAA             439,863
                                1/19/2010
875,000                         Rio Tinto Finance, 5.75% due 7/3/2006                                Aa3/AA-             906,328

                                                                                                                         1,607,006
FOOD & BEVERAGES
200,000                         Coca Cola Co., 5.75% due 3/15/2011                                   Aa3/A+              200,885
150,000                         Diageo Capital, 6.00% due 3/27/2003                                  A1/A+               155,140
125,000                         Grand Metropolitan Investment Corp., 0% due 1/6/2004                 A1/A+               113,725
1,000,000                       Kellogg Co., 6.60% due 4/1/2011                                      Baa2/BBB            1,036,390
400,000                         Wendys International Inc., 6.35% due 12/15/2005                      Baa1/BBB+           415,122

                                                                                                                         1,921,262
HOTELS & RESTAURANTS
180,000                         Hyatt Equities LLC, 9.25% due 5/15/2005                              A3/BBB              195,991

INDUSTRIALS
100,000                         Cooper Industrial  Inc., 5.88% due 2/20/2003                         A2/A-               101,703
600,000                         Gatx Capital Corp., 6.875% due 11/1/2004                             Baa2/BBB+           530,207
271,278                         General American Railcar Corp., 6.69% due 9/20/2016                  Aa2/AA+             269,146
900,000                         Goodyear Tire & Rubber, 8.50% due 3/15/2007                          Baa3/BBB            932,375
1,000,000                       Pentair Inc., 7.85% due 10/15/2009                                   Baa3/BBB            999,936
275,000                         Valassis Communications, 9.55% due 12/1/2003                         Baa3/BBB-           304,475
1,400,000                       Valassis Communications, 6.625% due 1/15/2009                        Baa3/BBB-           1,410,227
75,000                          Waste Management Inc., 7.70% due 10/1/2002                           Ba1/BBB             77,288
500,000                         Waste Management Inc., 6.875% due 5/15/2009                          Ba1/BBB             511,598
260,000                         WMX Technologies Inc., 7.00% due 5/15/2005                           Ba1/BBB             273,780

                                                                                                                         5,410,735
INSURANCE
855,000                         Manufacturers Life Insurance Co., 7.875% due 4/15/2005               A1/AA-              921,092
800,000                         Old Republic International Corporation, 7.00% due 6/15/2007          Aa3/A+              860,164
800,000                         USF & G Corp., 7.125% due 6/1/2005                                   A1/A+               848,594

                                                                                                                         2,629,850
MEDIA - ENTERTAINMENT
750,000                         Aol Time Warner Inc., 6.75% due 4/15/2011                            Baa1/BBB+           764,650
200,000                         Time Warner Inc., 8.05% due 1/15/2016                                Baa1/BBB+           222,935
125,000                         Tribune Co., 6.875% due 11/1/2006                                    A2/NR               131,691

                                                                                                                         1,119,276
OFFICE EQUIPMENT
900,000                         Pitney Bowes Inc., 5.875% due 5/1/2006                               Aa3/AA              933,923

PHARMACEUTICALS
500,000                         Bristol Myers Squibb Company, 4.75% due 10/1/2006                    Aaa/NA              501,690
1,850,000                       Eli Lilly & Co., 5.50% due 7/15/2006                                 Aa3/AA              1,902,290

                                                                                                                         2,403,980
REAL ESTATE INVESTMENT TRUSTS
155,000                         Avalon Bay Communities, 6.625% due 1/15/2005                         Baa1/BBB+           160,636
315,000                         Bay Apartment Communities Senior Note, 6.50% due 1/15/2005           Baa1/BBB+           328,139
720,000                         Colonial Reality Limited Partnership, 8.82% due 2/7/2005             Baa3/BBB-           785,697
380,000                         Colonial Reality Limited Partnership, 6.98% due 9/26/2005            Baa3/BBB-           384,776
155,000                         Prime Property Funding II Inc., 7.00% due 8/15/2004                  A2/A                162,082
1,000,000                       Prologis Trust, 7.10% due 4/15/2008                                  Baa1/BBB+           1,039,746

                                                                                                                         2,861,076
RENTAL AUTOMOTIVE EQUIPMENT
100,000                         Hertz Corp., 7.00% due 7/15/2003                                     Baa1/BBB+           104,088

RETAIL
150,000                         Dillards Inc., 7.375% due 6/1/2006                                   Ba1/BBB-            137,667
1,400,000                       Duty Free International Inc., 7.00% due 1/15/2004                    Baa2/AA-            1,465,338
672,625                         Wal Mart Stores Inc, 8.57% due 1/2/2010                              Aa2/AA              772,329
900,000                         Wal Mart Stores Inc., 6.875% due 8/10/2009                           Aa2/AA              974,526

                                                                                                                         3,349,860
TELECOMMUNICATION SERVICES
250,000                         A T & T Canada Inc., 7.65% due 9/15/2006                             Baa3/BBB            129,867
150,000                         Metronet Communications Corp., 10.625% due 11/1/2008                 Baa3/BBB            82,372
50,000                          TCI Communicatios Inc., 8.00% due 8/1/2005                           A3/A                54,566
975,000                         US West Communications Inc., 7.20% due 11/1/2004                     A2/BBB+             1,035,031
500,000                         Worldcom Inc., 7.50% due 5/15/2011                                   A3/BBB+             509,968

                                                                                                                         1,811,804
UTILITIES
380,000                         Atlantic City Electric, 7.97% due 5/19/2004                          A2/A-               390,667
200,000                         Central Louisiana Electric Company Inc., 6.55% due 5/19/2003         A3/BBB+             206,395
100,000                         Detroit Edison Company, 7.40% due 1/15/2003                          Aaa/AAA             104,589
200,000                         Northern Illinois Gas Co., 5.75% due 6/1/2003                        Aa1/AA              207,267
100,000                         Pennsylvania Power & Light Co., 7.75% due 5/1/2002                   Aaa/AAA             102,214
210,000                         Pennsylvania Power and Light Co., 6.55% due 3/1/2006                 Aaa/AAA             221,474
175,000                         Philadelphia Electric Co., 6.625% due 3/1/2003 (Insured: MBIA)       Aaa/AAA             181,704
500,000                         PSI Energy Inc., 7.85% due 10/15/2007                                Baa1/BBB+           526,929
70,000                          Public Service Electric & Gas Co., 6.875% due 1/1/2003               Aaa/AAA             72,703
275,000                         Public Service Electric & Gas Co., 6.75% due 3/1/2006                Aaa/AAA             288,110
50,000                          Virginia Electric & Power Company First Refunding Mortgage, 8.00%    Aaa/AAA             54,327
                                due 3/1/2004
1,150,000                       Wisconsin Public Service Corp., 6.125% due 8/1/2011                  Aa1/AA              1,163,239

                                                                                                                         3,519,618
YANKEE
715,000                         National Westminster Bank, 7.375% due 10/1/2009                      Aa2/A+              785,960

                                Total Corporate Bonds                                                                    46,673,065

TAXABLE MUNICIPAL BONDS -
20.50%
1,500,000                       Austin Texas General Obligation, 6.90% due 3/1/2002                  Aa2/AA+             1,524,060
70,000                          Baltimore Economic Development Authority, 8.50% due 8/1/2002         A3/A                72,837
                                (Arcade LP Project)
1,750,000                       Capital Projects Finance Authority Florida Revenue Series B, 8.00%   NR/NR               1,761,602
                                due 12/1/2001
1,025,000                       Connecticut State Development Authority, 8.55% due 8/15/2005         NR/NR               1,146,821
900,000                         Denver City and County Special Facilities Taxable Refunding &        Aaa/AAA             996,174
                                Improvement Series B, 7.15% due 1/1/2008
500,000                         Duke University Revenue, 6.19% due 6/1/2004 (Duke University         Aa3/AA              525,540
                                Hospital Project A)
115,000                         Duquesne Pennsylvania General Obligation, 6.75% due 12/15/2001       Aaa/AAA             115,947
                                (Insured: MBIA)
125,000                         Duquesne Pennsylvania General Obligation, 6.75% due 12/15/2002       Aaa/AAA             130,371
                                (Insured: MBIA)
130,000                         Duquesne Pennsylvania General Obligation, 6.95% due 12/15/2003       Aaa/AAA             139,667
                                (Insured: MBIA)
155,000                         Fairfax County Virginia Redevelopment and Housing Series A, 7.72%    Aaa*/AAA*           157,878
                                due 8/1/2009
320,000                         Georgia Municipal Electric Authority Power Revenue Taxable Series    A2/A                334,694
                                One, 7.00% due 1/1/2006
845,000                         Idaho Housing Multi Family Housing Revenue Series 94-B, 8.15% due    A2/NR               929,838
                                7/1/2004
95,000                          Illinois Housing Development Authority Taxable Multi Family Pg       A1/A+               101,821
                                Series 2, 7.85% due 3/1/2005
405,000                         King County Washington General Obligation, 7.55% due 12/1/2005       Aa1/AA+             453,300
1,000,000                       Los Angeles County Pension Obligation, 8.30% due 6/30/2002           Aaa/AAA             1,038,000
                                (Insured: FSA)
1,715,000                       Maricopa County Arizona Industrial Development, 9.00% due 7/1/2006   Baa3/NR             1,880,618
575,000                         Maryland State Economic Development Corp., 7.25% due 6/1/2008        NR/NR               616,762
                                (Maryland Tech Development Center Project)
240,000                         Mckeesport Pennsylvania Taxable Series B, 6.60% due 3/1/2006         Aaa/AAA             259,507
130,000                         Miami Beach Housing Authority Revenue, 6.75% due 3/1/2003            A3/NR               133,570
135,000                         New Jersey Economic Development Authority Series B, 7.10% due        Aa3/AA              138,599
                                9/15/2002
1,095,000                       New Orleans Home Mortgage Authority Single Family Mortgage Revenue   Aaa/AAA             308,319
                                Refunding Series 1994-A, 0% due 10/1/2015 (Insured: MBIA)
1,600,000                       Northwest Open Access Network Washington Revenue, 6.18% due          Aaa/AAA             1,699,648
                                12/1/2008
920,000                         Pennsylvania Housing Finance Agency, 8.40% due 4/1/2010              Aa2/AA+             920,368
250,000                         Pontiac Michigan Stadium Building Authority Revenue Taxable,         Aaa/AAA             254,600
                                10.00% due 6/1/2004
165,000                         Richmond Virginia Metropolitan Authority Expressway Revenue          Aaa/AAA             170,968
                                Taxable Refunding Series C, 7.80% due 7/15/2002
150,000                         Syracuse New York Industrial Development Agency Series A, 7.72%      Aaa*/AAA*           152,786
                                due 8/1/2009
1,000,000                       University Illinois University Revenues, 6.35% due 4/1/2011          Aaa/AAA             1,049,450
225,000                         Utica New York Urban Renewal Agency Series A, 7.65% due 8/1/2008     Aaa*/AAA*           229,964
1,000,000                       Victor New York Taxable Tax Increment, 9.20% due 5/1/2014            NR/NR               992,510
505,000                         Virginia Housing Development Authority Taxable Rental Housing        Aa1/AA+             563,641
                                Series I, 7.30% due 2/1/2008
250,000                         Virginia Housing Development Multi Family Taxable Series A, 7.125%   Aa1/AA+             267,435
                                due 11/1/2003
1,500,000                       West Valley City Utah Municipal Building Lease Refunding Taxable,    Aa2/NR              1,652,730
                                7.67% due 5/1/2006

                                Total Taxable Municipal Bonds                                                            20,720,025

FOREIGN SECURITIES - 2.20%
2,000,000                       British Columbia Province, 9.00% due 6/21/2004 (Canadian Dollars)    Aa2/AA-             1,423,949
745,000                         Manitoba Province Canada, 6.125% due 1/19/2004                       Aa3/AA-             768,853

                                Total Foreign Securities                                                                 2,192,802

COMMERCIAL PAPER - 2.30%
700,000                         American General Finance, 3.18% due 10/3/2001                        A1/P1               699,877
1,600,000                       General Electric, 2.72% due 10/1/2001                                PRIM1/A-1+          1,600,000

                                Total Commercial Paper                                                                   2,299,877

                                TOTAL INVESTMENTS  (92%) (Cost $89,254,657)                                           $ 93,157,837


*                               Principal amount in U.S. Dollars unless otherwise indicated, value is in U.S. Dollar.
+                               Credit ratings are unaudited.
                                See notes to financial statements.


report of independant accountants

Thornburg Investment Trust          September 30, 2001

To the Trustees and Shareholders of
Thornburg Investment Trust


In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Thornburg Limited Term U.S. Government Fund and Thornburg Limited Term Income Fund, each a series of Thornburg Investment Trust, (the "Funds") at September 30, 2001, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for each of the two years in the period ended September 30, 1998 were audited by other independent accountants whose report dated October 23, 1998 expressed an unqualified opinion on those financial highlights.

PricewaterhouseCoopers LLP

Thornburg Investment Trust          September 30, 2001

New York, New York
November 8, 2001

Index Comparisons

GOVERNMENT FUND
Index Comparisons
Compares performance of the Government Fund Class A shares and Class C shares to the Lehman Brothers Intermediate Government Bond Index, and the Consumer Price Index for the periods ended September 30, 2001. On September 30, 2001, the weighted average securities ratings of the Index and the Fund were AAA and AAA, respectively, and the weighted average portfolio maturities of the Index and the Fund were 3.9 years and 4.9 years, respectively. Class A shares became available on November 16, 1987, and Class C shares became available on September 1, 1994. Past performance of the Index and the Fund may not be indicative of future performance.

Lehman Govt. Int.
Index Fund A Shares
CPI

Average Annual Total Returns (periods ending 9/30/01)(at max. offering price) A Shares
One Year:                  10.37%
Five Years:                 6.34%
Ten Years:                  6.17%
From Inception (11/16/87):  6.95%


Lehman Govt. Int.
Index Fund C Shares
CPI


Average Annual Total Returns (periods ending 9/30/01)
C Shares
One Year:                 11.60%
Five Years:                6.26%
From Inception (9/1/94):   6.25%

Index Comparisons

INCOME FUND
Index Comparisons
Compares performance of the Income Fund Class A shares and Class C shares to the Lehman Brothers Intermediate Government Corporate Bond Index and the Consumer Price Index for the periods ended September 30, 2001. On September 30, 2001, the weighted average securities ratings of the Index and the Fund were A and AA, respectively, and the weighted average portfolio maturities of the Index and the Fund were 4.3 years and 4.9 years, respectively. Class A shares became available on October 1, 1992 and Class C shares became available on September 1, 1994. Past performance of the Index and the Fund may not be indicative of future performance.

Lehman Govt. Corp/Int. Index
 Fund A Shares
 CPI

Average Annual Total Returns (periods ending 9/30/01)(at max. offering price) A Shares
One Year:                   10.37%
Five Years:                  6.37%
From Inception (10/1/92):    6.39%


Lehman Govt. Corp/Int. Index
 Fund c Shares
 CPI

Average Annual Total Returns (periods ending 9/30/01)
C Shares
One Year:                   11.61%
Five Years:                  6.28%
From Inception (9/1/94):     6.57%

Thornburg Limited Term U.S. Government Fund - Class A
Outperformed U.S. Government Money Market Index

Lipper U.S. Gov't Money Market Index Thornburg Limited Term U.S. Government Fund

The chart above is for the Fund's Class A Shares only. Class C Shares and Class I Shares have different sales charges and expenses. See the inside front cover page for the 30-day SEC yield and the total returns at the maximum offering prices for one year, five years, and since inception for the Class A and C shares of the Fund. Return for the money fund average is based upon 30-day yield quotations for taxable money funds as quoted in "Lipper US Government Money Market Index" for the months covered by this analysis. The return for Limited Term US Government Fund is based upon the dividends paid for the months covered by this analysis, the beginning offering price of $12.55 per share and the ending NAV of $12.77 per share. These investments returned the $10,000 initial investment in addition to the amounts shown above.
Note 1: Future performance of any of these investments may bear no relationship to prior performance. Note 2: This analysis does not take into account the effect, if any, caused by taxes. The average money market fund increases shown above may differ from the return of a particular money market fund. It is not possible to invest in this money fund average.
Note 3: Generally, money market funds seek to maintain an investment portfolio with an average maturity of 90 days or less. Limited Term US Government Fund invests in short-to-intermediate maturity US Government and agency obligations. The net asset value of the money funds did not flucuate. The net asset value of the Class A Shares of LTUSX did vary from time to time, and will continue to vary in the future due to the effect of changes in interest rates on the value of the investments the Fund holds. The analysis assumes that the investor received the net asset value of the shares owned, plus accrued income, at time of sale. Redemptions are made at the then current net asset value, which may give you a gain or loss when you sell your shares.
Note 4: This analysis assumes that the dividends from each of these investment vehicles were reinvested and compounded monthly. Most money funds declare dividends daily and pay them monthly. LTUSX also declares dividends daily and pays them monthly.

Thornburg Limited Term Income Fund - Class A
Outperformed Lipper Money Market Index

Return from a hypothetical $10,000 Investment 9.30.96 to 9.30.01
(unaudited)

Lipper Money Market Index           Thornburg Limited Term Income Fund

Investment Manager
Thornburg Investment Management, Inc.
119 East Marcy Street
Santa Fe, New Mexico 87501
800.847.0200

Principal Underwriter
Thornburg Securities Corporation
119 East Marcy Street
Santa Fe, New Mexico 87501
800.847.0200

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund's objectives and policies, experience of its management, marketability of shares, and other information. Performance data quoted represent past performance and do not guarantee future results.